Post-employment benefits for associates (Details 9) $ in Millions	Dec. 31, 2019 USD ($)
Pension plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	$ 410
Pension plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	1,201
Pension plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	1,116
Pension plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	1,106
Pension plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	1,096
Pension plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	1,087
Pension plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	5,270
Other post-employment benefit plans
Novartis Group contributions
Contributions, next fiscal year (estimated)	46
Other post-employment benefit plans | Not later than one year [member]
Expected future benefit payments
Expected future benefit payment	46
Other post-employment benefit plans | Later than one year and not later than two years [member]
Expected future benefit payments
Expected future benefit payment	47
Other post-employment benefit plans | Later than two years and not later than three years [member]
Expected future benefit payments
Expected future benefit payment	48
Other post-employment benefit plans | Later than three years and not later than four years [member]
Expected future benefit payments
Expected future benefit payment	48
Other post-employment benefit plans | Later than four years and not later than five years [member]
Expected future benefit payments
Expected future benefit payment	48
Other post-employment benefit plans | Later than five years and not later than ten years [member]
Expected future benefit payments
Expected future benefit payment	$ 231